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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended February 29, 2008. This series has a May 31 fiscal year end.

Date of reporting period: May 31, 2008

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 1.7%
Denver, CO City & Cnty. Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance, Inc.)	$4,700,000	$4,709,494
Denver, CO City & Cnty. Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020, (Insd. by AMBAC)	2,700,000	2,670,543

		7,380,037

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,799,455

EDUCATION 4.8%
Houston, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by FSA)	5,955,000	5,787,903
Lamar, TX Cons. Independent Sch. Dist. Refunding GO, Sch. House Proj., 5.00%, 02/15/2020, (Gtd. by PSF)	2,000,000	2,038,880
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465,000	2,362,998
Univ. of Rochester:
Ser. A-1:
5.00%, 07/01/2022	2,965,000	2,969,003
5.00%, 07/01/2023	2,750,000	2,732,345
Ser. B, 5.00%, 07/01/2025	1,110,000	1,089,732
Rhode Island Hlth. & Edl. Bldg. Corp. RB, Providence Pub. Sch. Financing, Ser. A, 5.00%, 05/15/2022	2,425,000	2,431,911
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%, 08/15/2021	1,090,000	1,100,758

		20,513,530

GENERAL OBLIGATION – LOCAL 36.5%
Bexar Cnty., TX GO, Flood Ctl. Tax, 5.25%, 06/15/2021, (Insd. by FSA)	1,990,000	2,042,994
Clark Cnty., NV Refunding GO:
4.75%, 06/01/2022, (Insd. by FSA)	1,590,000	1,549,709
Flood Ctl.:
4.75%, 11/01/2020, (Insd. by FGIC)	2,350,000	2,341,446
4.75%, 11/01/2021, (Insd. by FGIC)	8,600,000	8,448,468
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,035,283
Clint, TX, Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2022, (Gtd. by PSF)	1,395,000	1,396,004
Columbus, OH GO, Ser. B:
5.00%, 09/01/2020	1,255,000	1,299,465
5.00%, 09/01/2021	2,525,000	2,588,958
5.00%, 09/01/2022	2,525,000	2,563,178
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,015,269
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021, (Insd. by MBIA)	2,035,000	2,050,588
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	2,854,873
Forney, TX GO, 5.25%, 02/15/2022, (Insd. by FSA)	1,690,000	1,725,068
Forney, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2020, (Gtd. by PSF)	2,100,000	2,133,831
5.00%, 08/15/2021, (Gtd. by PSF)	2,125,000	2,139,939
5.00%, 08/15/2022, (Gtd. by PSF)	2,080,000	2,071,493
Frisco, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2019, (Gtd. by PSF)	2,460,000	2,536,285
5.00%, 08/15/2020, (Gtd. by PSF)	2,570,000	2,621,194
5.00%, 08/15/2021, (Gtd. by PSF)	2,700,000	2,729,160
5.00%, 08/15/2022, (Gtd. by PSF)	2,830,000	2,832,038
Frisco, TX Refunding GO, 4.75%, 02/15/2021, (Insd. by MBIA)	5,000,000	4,885,900
Garland, TX Refunding GO, 5.00%, 02/15/2021	4,605,000	4,657,635
Grant Cnty., WA Sch. Dist. No. 161 GO, Moses Lake, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	1,895,934
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	10,123,310
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by MBIA)	2,500,000	2,500,000
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,078,631
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,127,506

1

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Judson, TX Independent Sch. Dist. Bldg. Refunding GO, 5.00%, 02/01/2021, (Gtd. by PSF)	$6,745,000	$6,816,834
Los Angeles, CA Univ. Sch. Dist. Refunding GO, Ser. B, 4.75%, 07/01/2019, (Insd. by FSA)	22,745,000	23,143,265
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020	1,585,000	1,612,975
5.00%, 02/15/2021	1,665,000	1,681,184
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,253,217
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2021	11,110,000	11,049,450
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	9,900,000	10,014,147
Northeast Texas Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/01/2021, (Gtd. by PSF)	3,000,000	3,032,250
5.00%, 08/01/2022, (Gtd. by PSF)	5,000,000	5,003,500
Tarrant Cnty., TX Ltd. Tax GO:
5.25%, 07/15/2020	1,430,000	1,501,743
5.25%, 07/15/2022	1,320,000	1,359,336
Victoria, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2020	1,810,000	1,838,562
Washington Cnty., MN Capital Impt. Plan GO, Ser. A, 5.00%, 02/01/2021	2,495,000	2,560,718
Washington Refunding GO, Motor Vehicle Fuel Tax, Ser. R-2004D, 4.50%, 01/01/2019, (Insd. by MBIA)	5,200,000	5,151,328
Will Cnty., IL Sch. Dist. No. 122 Refunding GO, Ser. E, 4.75%, 10/01/2022, (Insd. by FSA)	1,395,000	1,359,121

		156,621,789

GENERAL OBLIGATION – STATE 7.8%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	1,970,740
California Refunding GO, 5.25%, 02/01/2021	4,275,000	4,326,856
Hawaii GO, Ser. DJ, 5.00%, 04/01/2022	12,455,000	12,472,437
Illinois GO, 4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	7,763,840
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by FGIC)	6,000,000	5,974,740
Washington Refunding GO, Ser. R-C, 4.50%, 01/01/2018, (Insd. by MBIA)	1,000,000	1,005,050

		33,513,663

HOSPITAL 1.0%
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Washington Cnty. Hosp., 5.00%, 01/01/2018	1,000,000	948,480
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,196,350

		4,144,830

HOUSING 3.7%
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	1,945,000	1,908,239
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,005,000	1,029,482
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	1,670,000	1,717,344
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	870,000	895,909
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	155,000	162,683
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	175,000	178,651
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. U, 4.80%, 10/01/2022	7,000,000	6,536,460
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	255,000	262,173
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	2,585,000	2,662,757
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	350,000	364,175

		15,717,873

INDUSTRIAL DEVELOPMENT REVENUE 1.6%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt. Inc. Proj., Ser. C, 5.125%, 11/01/2023	2,000,000	1,778,880
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	4,933,350

		6,712,230

LEASE 4.1%
California Pub. Works Lease RRB, Dept. of Corrections & Rehabilitation, Ser. J, 5.00%, 01/01/2021	1,020,000	981,576
New Jersey Bldg. Auth. RB, Ser. A, 5.00%, 06/15/2020	6,295,000	6,373,436

2

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
New Jersey Bldg. Auth. RRB, Ser. B:
5.00%, 06/15/2017	$7,435,000	$7,787,419
5.00%, 06/15/2018	2,235,000	2,322,746

		17,465,177

MISCELLANEOUS REVENUE 2.5%
Garden State Preservation Trust RB, 2005 Open Space & Farmland Proj., Ser. A, 5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	10,733,300

PORT AUTHORITY 1.0%
Port of Oakland, CA RRB, Ser. B:
5.00%, 11/01/2021	1,430,000	1,433,489
5.00%, 11/01/2022	2,695,000	2,670,772

		4,104,261

POWER 1.4%
New York Power Auth. RRB, Ser. C, 5.00%, 11/15/2021	5,910,000	5,996,345

PRE-REFUNDED 4.7%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,530,000	3,966,873
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	2,995,000	3,721,138
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting Super Collider Proj., 6.95%, 12/01/2012	11,405,000	12,542,534

		20,230,545

SALES TAX 2.2%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2017	5,000,000	5,208,600
5.25%, 01/01/2019	4,000,000	4,096,600

		9,305,200

SPECIAL TAX 2.1%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	8,600,000	8,844,928

TOBACCO REVENUE 2.1%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	4,500,000	4,169,250
6.50%, 06/01/2047	5,000,000	4,922,600

		9,091,850

TRANSPORTATION 17.6%
Harris Cnty., TX Toll Road RB, Ser. A, 4.75%, 08/15/2022, (Insd. by MBIA)	1,625,000	1,580,231
Illinois Toll Hwy. Auth. RB, Ser. A-1:
5.00%, 01/01/2022, (Insd. by FSA)	10,000,000	10,006,100
5.00%, 01/01/2023, (Insd. by FSA)	11,750,000	11,664,107
Metropolitan New York Trans. Auth. RB:
Ser. A:
5.00%, 11/15/2020	8,915,000	8,922,399
5.00%, 11/15/2021	6,510,000	6,435,070
Ser. B:
5.00%, 11/15/2022	5,355,000	5,225,516
5.00%, 11/15/2024	3,700,000	3,539,309
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	7,850,000	8,276,491
New York Tollway Auth. Income Tax RB, 5.00%, 03/15/2021	5,075,000	5,164,980
New York Tollway Auth. Second Gen. Hwy. & Bridge Funding RB, Ser. A, 5.00%, 04/01/2020	5,650,000	5,794,132
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2022	2,500,000	2,520,875
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.)	6,450,000	6,277,140

		75,406,350

UTILITY 0.6%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020	2,670,000	2,716,325

3

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.7%
Arizona Water Infrastructure Fin. Auth. RB, Ser. A, 5.00%, 10/01/2022	$1,310,000	$1,324,528
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021	2,635,000	2,662,826
Cincinnati, OH Water Sys. RRB, Ser. A, 4.50%, 12/01/2022	3,000,000	2,814,720
Cleveland, OH Waterworks RRB, Ser. P, 5.00%, 01/01/2022	2,350,000	2,342,880
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2021, (Insd. by AMBAC)	2,120,000	2,014,678
Des Moines, IA Water & Sewer RB, 4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,593,585
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC)	1,000,000	1,000,640
Santa Rosa, CA Wastewater RB, Ser. A, 5.00%, 09/01/2021, (Insd. by AMBAC)	1,300,000	1,273,389

		16,027,246

Total Investments (cost $440,336,690) 99.5%		426,324,934
Other Assets and Liabilities 0.5%		2,259,779

Net Assets 100.0%		$428,584,713

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Texas	24.7%
New York	17.4%
New Jersey	10.7%
California	8.6%
Illinois	8.1%
Ohio	6.6%
Nevada	4.3%
Hawaii	2.9%
Alabama	2.6%
Arkansas	2.1%
Washington	1.9%
Colorado	1.7%
Michigan	1.7%
South Carolina	1.5%
South Dakota	0.9%
Iowa	0.8%
Minnesota	0.8%
Rhode Island	0.6%
Indiana	0.4%
Massachusetts	0.4%
Mississippi	0.4%
Arizona	0.3%
Missouri	0.2%
Maryland	0.2%
Oklahoma	0.1%
New Mexico	0.1%

100.0%

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $440,336,690. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,510,596 and $15,522,352, respectively, with a net unrealized depreciation of $14,011,756.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

By:
Kasey Phillips
Principal Executive Officer

Date: April 28, 2008